CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES - Schedule of Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Commitments and guarantees
Commitments and guarantees	£ 127,369	£ 127,684
Not later than 1 year
Commitments and guarantees
Commitments and guarantees	91,310	97,587
1 year or over original maturity
Commitments and guarantees
Commitments and guarantees	36,020	30,037
Forward asset purchases and forward deposits placed
Commitments and guarantees
Commitments and guarantees	39	60
Mortgage offers made | Not later than 1 year
Commitments and guarantees
Commitments and guarantees	17,068	17,757
Other commitments and guarantees | Not later than 1 year
Commitments and guarantees
Commitments and guarantees	74,242	79,830
Undrawn commitments | Not later than 1 year
Commitments and guarantees
Commitments and guarantees	£ 91,310	£ 97,587